Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Information [Line Items]
Total revenue	$ 4,787	$ 4,512		$ 4,041		$ 4,086		$ 3,990		$ 3,272		$ 3,222		$ 2,174				$ 14,175	$ 12,117	$ 16,629	$ 8,668	$ 5
Net income (loss)	302	49		(14)		239		153		(53)		(65)		(189)		(63)		966	378	427	(370)	4
Net income (loss) allocable to common shares	$ 255	$ (55)		$ (28)		$ (14)		$ (26)		$ (28)		$ (48)		$ 27		$ (63)		$ 307	$ (68)	$ (123)	$ (112)	$ 4
Total earnings (loss) per share-Basic	$ 0.03	$ (0.19)	[1]	$ (0.09)	[1]	$ (0.04)	[1]	$ (0.21)	[1]	$ (1.40)	[1]	$ (2.40)	[1]	$ 1.35	[1]	$ (3.16)	[1]	$ 0.08	$ (0.26)	$ (0.45)	$ (5.60)	$ 0.20
Total earnings (loss) per share-Diluted	$ 0.03	$ (0.19)	[1]	$ (0.09)	[1]	$ (0.04)	[1]	$ (0.21)	[1]	$ (1.40)	[1]	$ (2.40)	[1]	$ 1.35	[1]	$ (3.16)	[1]	$ 0.08	$ (0.26)	$ (0.45)	$ (5.60)	$ 0.20

[1]	The summation of quarterly per share amounts do not equal the full year amounts.